Benefit Plans	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Benefit Plans
Benefit Plans

Domestic Defined Contribution Retirement Plan

Laureate sponsors a defined contribution retirement plan in the United States under section 401(k) of the Internal Revenue Code. The plan offers employees a traditional “pre-tax” 401(k) option and an “after-tax” Roth 401(k) option, providing the employees with choices and flexibility for their retirement savings. All employees are eligible to participate in the plan after meeting certain service requirements. Participants may contribute up to a maximum of 80% of their annual compensation and 100% of their annual cash bonus, as defined and subject to certain annual limitations. Laureate may, at its discretion, make matching contributions that are allocated to eligible participants. The matching on the “after-tax” Roth contributions is the same as the matching on the traditional “pre-tax” contributions. Laureate made discretionary contributions in cash to this plan of $5,638, $4,737 and $4,501 for the years ended December 31, 2017, 2016 and 2015, respectively.

Non-United States Pension Benefit Plans

Laureate has defined benefit (pension) plans at several non-United States institutions. The projected benefit obligation (PBO) is determined as the actuarial present value as of the measurement date of all benefits calculated by the pension benefit formula for employee service rendered. The amount of benefits to be paid depends on a number of future events incorporated into the pension benefit formula, including estimates of the average life expectancy of employees/survivors and average years of service rendered. The PBO is measured based on assumptions concerning future interest rates and future employee compensation levels. The expected net periodic benefit cost for Laureate in each year can vary from the subsequent year's actual net periodic benefit cost due to the acquisition of entities with plans, plan amendments, and the impacts of foreign currency translation. The combined unfunded status of these plans is reported as a component of Other current liabilities and Other long-term liabilities.

The net periodic benefit cost for those entities with pension plans was as follows:

For the years ended December 31,	2017	2016	2015
Service cost	$661	$1,884	$4,408
Interest	165	318	730
Expected return on assets	—	(138)	(400)
Amortization of prior service costs	22	279	903
Recognition of actuarial items	(261)	—	—
Curtailment gain	(153)	—	—
Net periodic benefit cost	$434	$2,343	$5,641

The estimated net periodic benefit cost for the year ending December 31, 2018 is approximately $538.

The weighted average assumptions were as follows:

For the years ended December 31,	2017	2016	2015
Discount rate for obligations	5.25-9.25%	8.50%	0.75-7.50%
Discount rate for net periodic benefit costs	4.75-8.50%	0.75-7.50%	1.00%-7.00%
Rate of compensation increases	4.50-5.00%	4.50%	2.00-4.50%
Expected return in plan assets	N/A	N/A	0.75%

The change in PBO, change in plan assets and funded (unfunded) status for those entities with pension plans were as follows:

For the years ended December 31,	2017	2016
Change in PBO:
PBO at beginning of year	$1,421	$61,559
Service cost	661	1,884
Interest	165	318
Actuarial loss	(237)	(10)
Benefits paid by plan	(124)	(598)
Participants contributions	—	1,024
Curtailment gain	(153)	(18,474)
Settlements	—	(44,234)
Administrative expenses	—	—
Foreign exchange	71	(48)
PBO at end of year	$1,804	$1,421
Change in plan assets:
Fair value of assets at beginning of year	$—	$41,783
Actual return on assets	—	344
Employer contributions	—	1,276
Participant contributions	—	1,025
Benefits paid by plan	—	(367)
Administrative expenses	—	—
Settlements	—	(44,234)
Foreign exchange	—	173
Fair value of assets at end of year	$—	$—
Unfunded status	$1,804	$1,421

Actuarial loss	$(439)	$(278)
Prior service cost	—	20
Amount recognized in AOCI, pre-tax	$(439)	$(258)

Accumulated benefit obligation	$1,804	$1,421

As discussed in Note 5, Dispositions and Asset Sales, we completed the sale of our hospitality management school entities in June 2016 and the sale of our French entities in July 2016. Certain institutions that were a part of these sales had pension plans and the 2016 curtailment gain and settlement lines presented in the table above relate to the removal of these plans as a result of the sales. The pension plans related to the hospitality management schools also represented substantially all of the pension plan assets as of the beginning of 2016.

The Company estimates that employer contributions to plan assets during 2018 will be approximately the same as during the year ended December 31, 2017. The estimated future benefit payments for the next 10 fiscal years are as follows:

For the year ending December 31,
2018	$206
2019	190
2020	209
2021	227
2022	233
2023 through 2027	1,826

Laureate Education, Inc. Deferred Compensation Plan

Laureate maintains a deferred compensation plan to provide certain executive employees and members of our Board of Directors with the opportunity to defer their salaries, bonuses, and Board of Directors retainers and fees in order to accumulate funds for retirement on a pre-tax basis. Participants are 100% vested in their respective deferrals and the earnings thereon. Laureate does not make contributions to the plan or guarantee returns on the investments. Although plan investments and participant deferrals are kept in a separate trust account, the assets remain Laureate’s property and are subject to claims of general creditors.

The plan assets are recorded at fair value with the earnings (losses) on those assets recorded in Other income (expense). The plan liabilities are recorded at the contractual value, with the changes in value recorded in operating expenses. As of December 31, 2017 and 2016, plan assets included in Other assets in our Consolidated Balance Sheets were $11,568 and $10,449, respectively. As of December 31, 2017 and 2016, the plan liabilities reported in our Consolidated Balance Sheets were $18,746 and $16,036, respectively. As of December 31, 2017 and 2016, $11,896 and $943, respectively, of the total plan liability was classified as a current liability; the remainder was noncurrent and recorded in Other long-term liabilities. The increase in the current liability in 2017 relates to several participants who retired during the fourth quarter of 2017 and are required to receive distributions of their plan balances in 2018. The Company plans to fund at least approximately $5,200 of the 2018 plan distributions with operating cash, rather than using the plan assets.

Supplemental Employment Retention Agreement

In November 2007, Laureate established a Supplemental Employment Retention Agreement (SERA) for one of its executive officers. Since Laureate achieved certain Pro-rata EBITDA targets, as defined in the SERA, from 2007 to 2011 and this officer remained employed through December 31, 2012, this individual receives an annual SERA payment of $1,500. The SERA provides annuity payments to the executive over the course of his lifetime, and annuity payments would be made to his spouse for the course of her life in the event of the executive's death on or prior to December 31, 2026. The SERA is administered through a Rabbi Trust, and its assets are subject to the claims of creditors. Laureate has purchased annuities to provide funds for our future SERA obligations.

As of December 31, 2017 and 2016, the total SERA assets were $6,898 and $8,621, respectively, which were recorded in Other assets in our Consolidated Balance Sheets. As of December 31, 2017 and 2016, the total SERA liability recorded in our Consolidated Balance Sheets was $15,970 and $15,628, respectively, of which $1,500 and $1,500, respectively, was recorded in Accrued compensation and benefits, and $14,470 and $14,128, respectively, was recorded in Deferred compensation.

Mexico Profit-Sharing

The Fiscal Reform that was enacted in Mexico in December 2013 subjects Laureate's Mexico entities to corporate income tax and also requires them to comply with profit-sharing legislation, whereby 10% of the taxable income of Laureate's Mexican entities will be set aside as employee compensation.